Average balance sheet and interest rates (Tables)	6 Months Ended
Mar. 31, 2019
Average balance sheet and interest rates
Summary of the daily average balances of the Group's interest earning assets and interest bearing liabilities

Average balance sheet and interest rates[1]

	Half Year			Half Year			Half Year
	31 March 2019			30 September 2018			31 March 2018
	Average		Average	Average		Average	Average		Average
	balance	Interest	Rate	balance	Interest	Rate	balance	Interest	Rate
	$m	$m	%	$m	$m	%	$m	$m	%
Assets
Interest earning assets
Collateral paid	10,275	102	2.0	8,242	74	1.8	7,927	55	1.4
Trading securities and financial assets
measured at FVIS	27,968	334	2.4	23,591	281	2.4	24,648	283	2.3
Available-for-sale securities	-	-	-	62,054	984	3.2	61,023	930	3.1
Investment securities	60,305	958	3.2	-	-	-	-	-	-
Loans and other receivables[2]	696,112	15,574	4.5	688,947	15,142	4.4	673,413	14,822	4.4
Total interest earning assets and interest income	794,660	16,968	4.3	782,834	16,481	4.2	767,011	16,090	4.2
Non-interest earning assets
Derivative financial instruments[3]	24,090	-	-	26,761	-	-	26,123	-	-
Life insurance assets	9,192	-	-	10,575	-	-	10,753	-	-
All other assets[3,4]	59,212	-	-	60,854	-	-	61,666	-	-
Total non-interest earning assets	92,494	-	-	98,190	-	-	98,542	-	-
Total assets	887,154	-	-	881,024	-	-	865,553	-	-
Liabilities
Interest bearing liabilities
Collateral received	2,378	20	1.7	3,035	27	1.8	2,782	18	1.3
Deposits and other borrowings	505,459	4,675	1.9	505,047	4,653	1.8	494,871	4,368	1.8
Loan capital	17,942	386	4.3	18,059	398	4.4	17,935	376	4.2
Other interest bearing liabilities[5]	203,600	3,624	3.6	196,064	3,176	3.2	193,188	3,050	3.2
Total interest bearing liabilities and interest expense	729,379	8,705	2.4	722,205	8,254	2.3	708,776	7,812	2.2
Non-interest bearing liabilities
Deposits and other borrowings	48,772	-	-	48,053	-	-	47,108	-	-
Derivative financial instruments[3]	25,556	-	-	25,955	-	-	26,483	-	-
Life insurance policy liabilities	7,286	-	-	8,736	-	-	9,013	-	-
All other liabilities[3,6]	12,761	-	-	13,049	-	-	13,108	-	-
Total non-interest bearing liabilities	94,375	-	-	95,793	-	-	95,712	-	-
Total liabilities	823,754	-	-	817,998	-	-	804,488	-	-
Shareholders' equity	63,348	-	-	62,978	-	-	61,051	-	-
Non-controlling interests	52	-	-	48	-	-	14	-	-
Total equity	63,400	-	-	63,026	-	-	61,065	-	-
Total liabilities and equity	887,154	-	-	881,024	-	-	865,553	-	-
Loans and other receivables2
Australia	589,849	13,274	4.5	583,743	12,940	4.4	573,588	12,760	4.5
New Zealand	78,432	1,851	4.7	74,892	1,775	4.7	72,907	1,741	4.8
Other overseas	27,831	449	3.2	30,312	427	2.8	26,918	321	2.4
Deposits and other borrowings
Australia	424,715	3,698	1.7	424,214	3,728	1.8	419,786	3,580	1.7
New Zealand	54,400	634	2.3	52,458	619	2.4	50,272	577	2.3
Other overseas	26,344	343	2.6	28,375	306	2.2	24,813	211	1.7

[1]  The Group has adopted AASB 9 Financial Instruments and AASB 15 Revenue from Contracts with Customers from 1 October 2018. Statutory comparatives have not been restated. Refer to Note 1 in Section 4 for further detail. However, where applicable, cash earnings comparatives (excluding expected credit loss provisioning) have been restated to aid comparability. Refer to the cash earnings policy in Section 3.0 for further detail. In addition, during First Half 2019, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Both statutory and cash earnings comparatives have been restated. Refer to Note 1 in Section 4 for further detail.

[2]  For First Half 2019, loans and other receivables are net of Stage 3 provisions to reflect the adoption of AASB 9 where interest income is determined based on their carrying value, net of Stage 3 provisions.  Stages 1 and 2 provisions were not included in the average interest earning assets balance as interest income is determined based on the gross value of loans and other receivables.  For Second Half 2018 and First Half 2018, loans and receivables are net of provisions for impairment charges on loans as interest income is determined based on their carrying value, net of provisions for impairment charges on loans.

3  At 30 September 2018, derivatives assets were restated from $35,271 million to $26,761 million (31 March 2018: $34,130 million to $26,123 million), other assets were restated from $64,525 million to $60,854 million (31 March 2018: $64,102 million to $61,666 million), derivative liabilities were restated from $38,089 million to $25,955 million (31 March 2018: $36,916 million to $26,483 million) and other liabilities were restated from $13,096 million to $13,049 million (31 March 2018: $13,118 million to $13,108 million).

[4]  Includes property and equipment, intangible assets, deferred tax, non-interest bearing loans relating to mortgage offset accounts and all other non-interest bearing financial assets.

[5]  Includes net impact of Treasury balance sheet management activities and the Bank Levy.

[6]  Includes other financial liabilities, provisions, current and deferred tax liabilities and other liabilities.